Share Capital and Reserves - Summary of Company's Options and Weighted Average Exercise Price (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 GT	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance | shares	9,127,103			7,568,533
Number of options, granted	2,968,000		7.18	2,812,000
Number of options, exercised | shares	(855,761)			(1,253,430)
Number of options, ending balance | shares	11,239,342			9,127,103
Weighted average exercise price, beginning balance		$ 7.33		$ 6.06
Weighted average exercise price, granted		7.18		9.43
Weighted average exercise price, exercised		(4.96)		(4.42)
Weighted average exercise price, ending balance		$ 7.47		$ 7.33